Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Dec. 31, 2019
Brasil Knutsen
Acquisitions
Cash consideration paid to KNOT	$ 2,383
Purchase price adjustments	3,381
Purchase price	$ 5,764
Allocation to drydocking included in property, plant and equipment					$ 260
Lena Knutsen
Acquisitions
Cash consideration paid to KNOT		$ 33,343
Purchase price adjustments		(108)
Purchase price		$ 33,235
Allocation to drydocking included in property, plant and equipment					2,741
Vigdis Knutsen
Acquisitions
Cash consideration paid to KNOT			$ 28,109
Purchase price adjustments			3,650
Purchase price			$ 31,759
Allocation to drydocking included in property, plant and equipment					2,709
Tordis Knutsen
Acquisitions
Cash consideration paid to KNOT				$ 31,242
Purchase price adjustments				1,741
Purchase price				$ 32,983
Allocation to drydocking included in property, plant and equipment					2,753
Raquel Knutsen
Acquisitions
Allocation to drydocking included in property, plant and equipment					$ 1,663